DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Kalera AS (“the Company”) and its subsidiaries is a hydroponic vertical farming company. The Company operates vertical hydroponic farms and related technology development facilities that produce various lettuce and micro–greens for the retail and food service markets. The Company is a private limited liability company incorporated under the laws of Norway, and its shares are listed on the Euronext Growth Oslo Exchange, a multilateral trading facility operated by the Oslo Stock Exchange. At December 31, 2021 the Company had four (4) large scale operating hydroponic farms (“farms” or “production facilities”) within Florida, Georgia, Texas and Kuwait and was building new farms in several locations, including Ohio, Colorado, Washington, Hawaii, Minnesota and Singapore. At the end of December 31, 2020, the Company had one (1) large scale production facility within Florida and was building new farms in Georgia and Texas.
In March 2020, the World Health Organization declared the spread of the coronavirus (“COVID–19”) a global pandemic. As a result of the pandemic, the vast majority of the Company’s customers in the foodservice and hospitality industries had to close their operations temporarily. These closures resulted in the loss of sales during the year ended December 31, 2020. During 2021, the industry recovered and the Company was able to increase its sales to its foodservice and hospitality customers.
Currently, all of the Company’s operations are operating normally, however, the extent to which COVID–19 and the related global economic crisis affect the Company’s business, results of operations and financial condition, will depend on future developments that are highly uncertain and cannot be predicted, including the scope and duration of the pandemic and any recovery period, future actions taken by governmental authorities, central banks and other third parties (including new financial regulation and other regulatory reform) in response to the pandemic, and the effects on our products, clients, vendors and employees. The Company continues to service its customers amid uncertainty and disruption linked to COVID–19 and is actively managing its business to respond to the impact.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Description of Business:
Kalera AS (“the Company”) and its subsidiaries is a hydroponic vertical farming company. The Company operates vertical hydroponic farms and related technology development facilities that produce various lettuce and micro–greens for the retail and food service markets. The Company is a private limited liability company incorporated under the laws of Norway, and its shares are listed on the Euronext Growth Oslo Exchange, a multilateral trading facility operated by the Oslo Stock Exchange. At March 31, 2022, the Company has four (4) large scale operating hydroponic farms (“farms” or “production facilities”) within Florida, Georgia, Texas and Kuwait and is building new farms in several locations, including Ohio, Colorado, Washington, Hawaii, Minnesota and Singapore.
Nature of Operations, Liquidity and Going Concern Considerations:
Since inception, the Company has financed its operations primarily through the sale of shares of common stock and debt financing. The Company incurred net losses during the quarters ended March 31, 2022 and 2021 of $16,318 thousand and $5,897 thousand, respectively, and has an accumulated deficit of $78,924 thousand at March 31, 2022. The Company expects to continue to generate operating losses and consume significant cash resources for the foreseeable future. These operating losses and accumulated deficits raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date these unaudited condensed consolidated financial statements are issued, meaning that the Company may be unable to continue operations for the foreseeable future or realize assets and discharge liabilities in the ordinary course of operations. The Company’s continuation as a going concern is dependent upon its ability to obtain additional operating capital, complete development of new seeds and produce, and attain profitability. The Company has implemented and continues to implement plans to fund its operations and finance its future development activities and its working capital needs.
In the first quarter of 2022, the Company executed a sale-leaseback transaction that raised approximately $8,100 thousand. In addition, during the first quarter of 2022 the Company entered into a convertible bridge financing facility for up to $20,000 thousand with $10,000 thousand currently committed. The Company also entered into a credit agreement with Farm Credit for $30,000 thousand with $20,000 thousand for capital expenditures and $10,000 thousand available for working capital.
The Company is in negotiations for a second sale-leaseback transaction along with raising additional debt financing with a third-party lender.
If the Company continues to seek additional financing to fund its business activities in the future and there remains doubt about its ability to continue as a going concern, investors or other financing sources may be unwilling to provide additional funding on commercially reasonable terms, or at all. If the Company is unable to raise the necessary funds when needed or other strategic objectives are not achieved, it may not be able to continue its operations, or it could be required to modify its operations, which could slow future growth.
The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Accordingly, the unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.